Accrued Expenses (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Accrued Expenses [Abstract]
Schedule of Accrued Expenses

Accrued expenses consisted of the following:

	September 30,	December 31,
	2025	2024
Accrued salaries and wages	$2,033	$1,549
Accrued professional fees	1,121	1,273
Accrued license fees	3,300	3,300
Accrued interest	273	267
Board of Directors compensation	285	242
Other accrued expenses	1,014	865
Total accrued expenses	$8,026	$7,496

Accrued expenses consisted of the following:

	December 31,
	2024	2023 (As Restated)
Accrued salaries and wages	$1,549	$1,398
Accrued professional fees	1,273	93
Accrued license fees	3,300	3,300
Accrued interest	267	-
BOD compensation	242	-
Other accrued expenses	865	590
Total accrued expenses	$7,496	$5,381